Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of Employee Option Activity	A summary of employee option activity under the 2007 Plan as of December 31, 2023 and changes during the year ended December 31, 2023 are as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	26,250	$0.91	5.95	$397
Exercised	(6,250)	3.51
Forfeited	(20,000)	-

Outstanding at December 31, 2023	-	$-	-	$-

Exercisable at December 31, 2023	-	$-	-	$-
A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2023 and changes during the year ended December 31, 2023 are as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	4,028	$264.67	7.94	$7,499
Granted	-	-
Outstanding at December 31, 2023	4,028	256.79	6.94	7,276

Exercisable at December 31, 2023	1,847	$27.72	6.93	$3,760

Schedule of Options Outstanding	The options outstanding as of December 31, 2023, have been separated into exercise price categories, as follows:
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0.28	3,238	6.92	1,736	$0.28
455	297	6.99	111	455
1,822	493	6.99	-	-
	4,028	6.94	1,847	$27.72

Schedule of Fair Value of the Options Granted Using the Binomial Model	The fair value of the options granted in 2022 using the Binomial model, was estimated on the date of grant with the following assumptions:
Year ended December 31, 2022

Share price	$2,110
Contractual life	8 years
Expected exercise factor	1.5
Dividend yield	0%
Expected volatility (weighted average)	41%
Risk-free interest rate	3.28%-3.65%
Fair value of option at the grant date	$1,078-$2,126

Schedule of Share-Based Payment Expense Related to Employee Stock Option	During the years ended December 31 2021, 2022 and 2023 the Company share-based payment expense under the 2007 plan and CommIT Solution 2022 amounted to $956, $2,079 and $3,798, respectively, as follows:
	Year ended December 31,
	2021	2022	2023

Selling and marketing expenses	$956	$(56)	$(225)
General and administrative expenses	-	2,135	4,023
	$956	$2,079	$3,798